Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Deposits [Abstract]
Interest bearing deposits
(In thousands)	December 31, 2021	December 31, 2020
Savings accounts	$15,871,998	$14,031,736
NOW, money market and other interest bearing demand deposits	28,736,459	22,398,057
Total savings, NOW, money market and other interest bearing demand deposits	44,608,457	36,429,793
Certificates of deposit:
Under $250,000	4,086,059	4,524,794
$250,000 and over	2,626,090	2,783,054
Total certificates of deposit	6,712,149	7,307,848
Total interest bearing deposits	$51,320,606	$43,737,641

Time deposit by maturity disclosure
(In thousands)
2022	$4,043,357
2023	864,315
2024	681,201
2025	511,710
2026	534,030
2027 and thereafter	77,536
Total certificates of deposit	$6,712,149